CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parentheticals) - $ / shares	2 Months Ended	11 Months Ended
	Mar. 31, 2020	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS? DEFICIT
Sponsor per share	$ 0.006	$ 0.006